Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 644,538	$ 644,538		$ 682,777	$ 682,777	$ 688,040
Liabilities:
Short-term borrowings	197,804	197,804			96,648
Short-term borrowings from related parties	161,984	161,984			62,342
Senior Long Term Notes	4,809,561	4,809,561			4,824,753
Noncontrolling interests subject to put provisions	672,234	672,234			648,251
Notional amount cash of flow hedge	144,173	144,173	238,983
Notional amount of foreign currency derivative	136,580	136,580	137,910
notional amount of derivative asset	1,562,841	1,562,841	1,512,559
Amount estimated to be transferred in the future from accumulated OCI into earnings		107,229	118,844
Amount of additional interest expense expected to be reclassified into earnings		867	735
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Derivative assets subject to master netting agreements	7,122	7,122			18,334
Derivative liabilities subject to master netting agreements	19,456	19,456			16,371
Derivative net assets subject to master netting agreements	2,060	2,060			12,169
Derivative net liabiltiies subject to master netting agreements	14,394	14,394			10,207
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	38,413	38,413			46,545
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	644,538	644,538			682,777
Accounts receivable	3,378,194	3,378,194			3,190,392
Long-term notes receivable	177,018	177,018			165,807
Liabilities:
Accounts Payable	723,530	723,530			666,526
Short-term borrowings	359,788	359,788			158,990
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	663,914	663,914			679,847
Senior Credit Agreement	3,267,812	3,267,812			2,707,145
Senior Long Term Notes	4,809,561	4,809,561			4,824,753
Noncontrolling interests subject to put provisions	672,234	672,234			648,251
Carrying Reported Amount Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	38,413	38,413			46,545
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	644,538	644,538			682,777
Accounts receivable	3,378,194	3,378,194			3,190,392
Long-term notes receivable	192,672	192,672			175,768
Liabilities:
Accounts Payable	723,530	723,530			666,526
Short-term borrowings	359,788	359,788			158,990
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	663,914	663,914			679,847
Senior Credit Agreement	3,264,812	3,264,812			2,710,270
Senior Long Term Notes	5,396,239	5,396,239			5,348,679
Noncontrolling interests subject to put provisions	672,234	672,234			648,251
Portion At Fair Value Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	$ 39,041	$ 39,041			$ 47,423